Leases - Schedule of Operating Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Lease Cost [Abstract]
Right-of-use assets	$ 8,560	$ 3,228
Operating lease liabilities – current	2,033	1,027
Operating lease liabilities – non-current	6,943	2,172
Total operating lease liabilities	$ 8,976	$ 3,199
Weighted average remaining lease term (years)	4 years 2 months 26 days
Weighted average discount rate	3.64%